Derivative Instruments, Hedging Activities and Credit Derivatives (Tables)	12 Months Ended
Dec. 31, 2010
Total Notional Amounts for both Long and Short Derivative Positions Representing the Volume of Derivative Activity

The total notional amounts for both long and short derivative positions, representing the volume of derivative activity, at December 31, 2010 are as follows:

	2010
	Underlying Notional Amount(1)		Estimated Fair Value Assets(2)		Estimated Fair Value Liabilities(2)
	(in millions of Won)
Trading:
Foreign exchange derivatives:
Swaps	(Won)	14,436,472	(Won)	635,507	(Won)	859,188
Future and forward contracts		45,434,011		786,918		449,650
Options purchased		876,993		146,405		—
Options written		797,706		—		11,426

Sub-total		61,545,182		1,568,830		1,320,264

Interest rate derivatives:
Swaps		164,834,750		596,529		765,421
Options purchased		4,670,000		42,644		—
Options written		4,689,103		—		43,177

Sub-total		174,193,853		639,173		808,598

Equity derivatives:
Swaps		898,766		33,503		2,126
Options purchased		9,630,082		1,219,683		—
Options written		9,194,627		—		1,212,666

Sub-total		19,723,475		1,253,186		1,214,792

Credit derivatives:
Protection sell		87,742		349		422

Sub-total		87,742		349		422

Other derivatives:
Options purchased		88,645		5,525		—
Options written		56,042		—		5,119

Sub-total		144,687		5,525		5,119

Total	(Won)	255,694,939	(Won)	3,467,063	(Won)	3,349,195

Nontrading:
Hedge accounting:
Foreign exchange derivatives:
Swaps		300,453		350		19,281
Interest rate derivatives:
Swaps		1,582,889		27,040		34,286

Sub-total		1,883,342		27,390		53,567

Nontrading that do not qualify for hedge accounting(3):
Foreign exchange derivatives:
Swaps		593,005		61,961		2,334
Future and forward contracts		1,727		131		—
Interest rate derivatives:
Swaps		8,365,330		285,344		65,610

Sub-total		8,960,062		347,436		67,944

Total	(Won)	10,843,404	(Won)	374,826	(Won)	121,511

Note:

(1)	Notional amounts in foreign currencies were converted into Won at prevailing exchange rates as of December 31, 2010.

(2)

The fair values of the trading derivative assets/liabilities and nontrading that do not qualify for hedge accounting are presented in Note 6. The fair values of the hedging derivative assets/liabilities that qualify for hedge accounting are presented in Note 11 and Note 17.

(3)

While the Group engages in derivatives trading activities to hedge the interest rate risk and foreign exchange risk exposure that arise from its own assets and liabilities, as these nontrading derivative contracts do not qualify for hedge accounting under U.S. GAAP, they are accounted for as trading derivatives in the financial statements. These contracts include interest rate swaps, forward contracts and cross-currency swaps held for nontrading that do not qualify for hedge accounting treatment.

Trading Profits (Losses) Related to Derivative Instruments Not Designated or Qualifying as Hedging Instruments Under ASC 815 (formerly SFAS 133)

Trading profits (losses) related to derivative instruments not designated or qualifying as hedging instruments under ASC 815 (formerly SFAS 133) at December 31, 2010 are as follows:

	2010
	Nontrading that do not qualify for hedge accounting		Trading
	(in millions of Won)
Foreign exchange derivatives	(Won)	17,190	(Won)	723,121
Interest rate derivatives		131,729		(59,157)
Equity derivatives		—		52,646
Credit derivatives		—		2,664
Commodity and other derivatives		—		10,873

	(Won)	148,919	(Won)	730,147

Gain and Loss on Designated and Qualifying Fair Value Hedges Recognized in Other Non-Interest Income and Other Non-Interest Expense

The gain and loss on designated and qualifying fair value hedges recognized in other non-interest income and other non-interest expense for the year ended December 31 are as follow:

	2010
	Derivatives		Hedged Items		Hedge Ineffectiveness
	(in millions of Won)
Gain (loss) on designated and qualifying fair value hedges:
Interest rate derivatives	(Won)	(5,718)	(Won)	6,314	(Won)	596

Cash Flow Hedge Relationships use Dollar-Offset Ratio Analysis to Determine whether the Hedging Relationships are Highly Effective at Inception and on an Ongoing Basis

The effective portion of cash flow hedges included in AOCI and the amount that is expected to be reclassified into earnings in the next 12 months from cash flow hedges at December 31, 2010 are as follow:

	2010
	(in millions of Won)
Effective portion of cash flow hedges included in AOCI
Interest rate contracts	(Won)	(2,359)
Foreign exchange contracts		(4,676)

Total effective portion of cash flow hedges included in AOCI	(Won)	(7,034)

Amount that is expected to be reclassified into earnings in the next 12 months
Interest rate contracts	(Won)	—
Foreign exchange contracts		(200)

Total amount that is expected to be reclassified into earnings in the next 12 months	(Won)	(200)

Summary of the Notional Amounts of Credit Derivatives and Credit Linked Notes

The following disclosures represent a summary of the notional amounts of credit derivatives and credit linked notes the Group sold and purchased at December 31, 2009 and 2010:

	2009
	Protection sold		Protection purchased with identical underlyings(1)		Net protection sold
	(in millions of Won)
Credit derivatives:
Credit default swaps	(Won)	174,918	(Won)	—	(Won)	174,918
Credit linked notes		23,352		—		23,352

	(Won)	198,270	(Won)	—	(Won)	198,270

	2010
	Protection sold		Protection purchased with identical underlyings(1)		Net protection sold
	(in millions of Won)
Credit derivatives:
Credit default swaps	(Won)	87,742	(Won)	—	(Won)	87,742

Note:

(1)	Represents the notional amount of purchased credit derivatives where the Group is the protection seller on the identical underlying reference instrument.

Maturity and Credit Rating of Reference Entities

The following table represents the maturity and credit rating of reference entities at December 31, 2009 and 2010:

	2009
	Less than one year		One to five years		Over five years		Total notional amount		Fair value asset (liability)(2)
	(in millions of Won)
Risk rating of reference entity:
AAA to BBB-(1)	(Won)	137,628	(Won)	60,642	(Won)	—	(Won)	198,270	(Won)	2,656

	2010
	Less than one year		One to five years		Over five years		Total notional amount		Fair value asset (liability)(2)
	(in millions of Won)
Risk rating of reference entity:
AA to CCC-(1)	(Won)	37,978	(Won)	49,764	(Won)	—	(Won)	87,742	(Won)	(73)

Note:

(1)	The Group considers ratings of BBB- or higher to meet the definition of investment grade.

(2)	Represents the netted amount of credit default swaps included in protection sell contracts amounting to (Won)(73) million